Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Trade and other receivables [abstract]
Trade receivables	$ 3,807	$ 3,081
Other receivables	1,283	1,172
Total	5,090	4,253
Current	5,011	4,116
Non-current	$ 79	$ 137